Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance		$ 6.3	$ 7.4
Prepaid expenses		15.8	13.0
Other receivables and current assets		3.0	5.5
Parts and supplies inventory		9.1	9.3
Prepaid expenses and other current assets	$ 26.3	$ 34.2	$ 35.2